Fair value measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option and embedded conversion feature		¥ 11,117
Recurring | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	¥ 843,982	119,126
Recurring | Option and embedded conversion feature
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option and embedded conversion feature		11,117
Recurring | Significant Other Observable Inputs (Level 2) | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	754,657	119,126
Recurring | Significant Unobservable Inputs (Level 3) | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	¥ 89,325
Recurring | Significant Unobservable Inputs (Level 3) | Option and embedded conversion feature
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option and embedded conversion feature		¥ 11,117